FEDERAL INCOME TAX STATUS	12 Months Ended
Jun. 30, 2025
EBP 042
EBP, Tax Status [Line Items]
FEDERAL INCOME TAX STATUS	FEDERAL INCOME TAX STATUS
The Internal Revenue Service has determined and informed the Company by a letter dated September 20, 2017, that the Plan and related trust were designed in accordance with the applicable regulations of the Internal Revenue Code. The Plan has been amended since receiving the determination letter from the IRS. The Plan is subject to routine audits by taxing jurisdictions at any time. However, the Company and Plan management have concluded that the Plan, as designed and operated, complies with the applicable requirements of the Internal Revenue Code and the Plan and related trust remain tax-exempt. Therefore, no provision for income taxes has been included in the Plan’s financial statements.